As filed with the Securities and Exchange Commission on May 5, 2014.

File Nos. 033-18516
811-05387

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 51	[X]

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 52	[X]

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

101 John F. Kennedy Parkway, Short Hills , NJ 07078

(Address of Principal Executive Offices)(Zip Code)

(201)912-2100
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	on (date) after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 2nd day of May 2014.

FRANKLIN MUTUAL SERIES FUNDS

(Registrant)

By:  /s/ Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Peter A. Langerman*                    Trustee and

Peter A. Langerman                     Chief Executive Officer-

                                       Investment Management

                                       Dated: May 2, 2014

Laura F. Fergerson*                    Chief Executive Officer-Finance

Laura F. Fergerson                     and Administration

                                       Dated: May 2, 2014

Robert G. Kubilis*                     Chief Financial Officer and

Robert G. Kubilis                      Chief Accounting Officer

                                       Dated: May 2, 2014

Edward I. Altman*                      Trustee

Edward I. Altman                       Dated: May 2, 2014

Ann Torre Bates*                       Trustee

Ann Torre Bates                        Dated: May 2, 2014

Burton J. Greenwald*                   Trustee

Burton J. Greenwald                    Dated: May 2, 2014

Gregory E. Johnson*                    Trustee

Gregory E. Johnson                     Dated: May 2, 2014

Keith E. Mitchell*                     Trustee

Keith E. Mitchell                      Dated: May 2, 2014

Charles Rubens II*                     Trustee

Charles Rubens II                      Dated: May 2, 2014

Jan Hopkins Trachtman*                 Trustee

Jan Hopkins Trachtman                  Dated: May 2, 2014

Robert E. Wade*                        Trustee

Robert E. Wade                         Dated: May 2, 2014

*By:  /s/ Steven J. Gray

Steven J. Gray, Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase